Note 14 - Stock Options and Nonvested Shares	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2012, the Company and its subsidiary iSTAR Financial Holdings have three share-based compensation plans, which are described below. The compensation cost that has been charged against income for those plans was $4,519,671, $1,538,802, and $802,725 for 2010, 2011, and 2012, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the "2004 Plan") which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. Options to purchase 5,688,488 ordinary shares are authorized under the Plan. In September 2004 and December 2006, the Company increased the total number of ordinary shares available for issuance under the 2004 Plan by an additional 10,000,000 shares. In June 2009, the shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares. In June 2010, the Company's shareholders approved the increase in the number of ordinary shares available for issuance under the 2004 Plan by 3,000,000 ordinary shares annually until December 31, 2014. As a result the total number of ordinary shares authorized under the 2004 Plan was 27,688,488 as of December 31, 2012.

Options to employees

During the years of 2010, 2011 and 2012, the Company granted 3,562,000, 285,000 and nil stock options to employees, respectively, at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

	Years ended December 31,
	2010			2011

Weighted average risk free rate of return	1.11%	-	2.47%	2.02%	-	2.24%
Weighted average expected option life (years)		5.98			6.14
Expected volatility rate	54.37%	-	57.06%	72.96%	-	73.75%
Dividend yield		-			-

Options to employees - continued

(1)	Expected volatility

For options granted prior to 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies. The Company chooses the comparable companies by considering synthesis effect of the characteristics including industry, stage of life cycle, size and financial leverage.

For option granted in 2011-The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

For options granted prior to 2011-The Group used the simplified method to estimate the expected life.

For option granted in 2011- The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company's shares at the date of grant.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2010		2011		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	10,834,298	$0.87	13,103,238	$0.99	11,994,698	$0.96
Granted	3,562,000	1.43	285,000	1.08	-	-
Exercised	(637,720)	1.12	(47,500)	0.47	(20,000)	0.16
Forfeited	(655,340)	1.27	(1,346,040)	1.28	(829,700)	1.35

Outstanding at end of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93

Shares exercisable at end of year	9,316,838	$0.82	10,588,058	$0.91	10,856,838	$0.92

The following table summarizes information with respect to stock options outstanding at December 31, 2012:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2012

$0.16	2,810,738				2,810,738
$1.04	200,000				200,000
$1.31	1,279,100				1,279,100
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,389,000				2,389,000
$1.32	73,600				73,600
$1.26	553,560				553,560
$1.65	10,000				10,000
$1.426	2,222,000				2,044,240
$1.43	50,000				34,000
$1.14	200,000				120,000
$0.87	30,000				15,600
	11,144,998	3.74 years	$0.93	$191,130	10,856,838	$0.92	$191,130

The weighted-average grant-date fair value of options granted during the years 2010, and 2011 was $0.78 and $0.70, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $115,985, $5,740, and $1,360, respectively. The total fair value of shares vested during the year ended December 31, 2010, 2011 and 2012 were $396,090, $1,705,153 and $663,519, respectively.

As of December 31, 2012, 11,650,840 ordinary shares were available for future grant of awards. The Company recognized share-based compensation expenses of $1,765,437, $945,868 and $207,678 for stock option in the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, there were $65,917 unrecognized share-based compensation expenses relating to the stock options, which are expected to be recognized over a weighted average period of one year.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the "2007 Plan") and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan.

The grant date fair value of a nonvested share was measured at the quoted market price of the Company's equity shares. The nonvested shares shall become vested during the three years following the grant date from July 2007 to June 2010 based on the Company's certain operating performance targets for the years 2008 and 2009. Based on the Company's operating performance during 2008 and 2009, 8,658,048 shares were vested as of December 31, 2010.

The Company recognized a compensation expense of $2,655,135 for the nonvested shares in 2010.

In 2009, in light of the significant global economic downturn and its impact on the Group's performance, the board approved the Amended Restricted Stock Issuance and Allocation Agreement (the "Amended Agreement"), which was executed on July 1, 2010 to extend the performance period and the vesting term. Under the Amended Agreement, there were 1,900,445 granted nonvested shares, which were not vested due to the operating performance targets for 2008 and 2009 were not achieved, became eligible for vesting if the Company can achieve the new performance targets for 2010, 2011 or 2012. The change of performance target was accounted for as a modification of the terms of the nonvested share award, and no other terms or conditions of the award were modified. Immediately before the modification, the share based compensation expense of the 1,900,445 nonvested shares that expected to be recognized over the vesting period was zero. As the new performance targets were not achieved, therefore, there is no incremental compensation cost associated with the modification.

There was no share based compensation expense recognized in 2010, 2011 and 2012 after the modification date due to the new performance target of 2010, 2011 and 2012 was not achieved.

A summary of the status of the nonvested shares as of December 31, 2010, 2011 and 2012, and changes during the year ended December 31, 2012 is presented below.

Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value

At the beginning of year 2010	3,343,453	$1.84	4,881,441
Granted	-	-	-
Vested	(1,443,008)	-	(2,117,855)
Forfeited	-	-	-

At the end of year 2010	1,900,445	$1.43	2,481,981
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2011	1,900,445	$0.69	$615,744
Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2012	1,900,445	$0.27	$433,301

2010 Equity incentive plan of iSTAR Financial Holdings

In November 2010, iSTAR Financial Holdings, a subsidiary of the Company, implemented the "2010 equity incentive plan" (the "plan") under which the Company transferred 1,500 nonvested shares which representing 15% of total iSTAR Financial Holdings' equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder's rights, including the dividend rights since the date of grant, the 15% share of the earnings of iSTAR Financial Holdings is recognized as noncontrolling interest on the Company's consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $99,099, $592,934 and $595,049 share based compensation cost in 2010, 2011 and 2012, respectively.

As of December 31, 2012,  there was $494,113 unrecognized compensation cost relating to nonvested shares, which is expected to be recognized over a weighted average period of one year.